Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases
Note 10 - Leases

A.	The components of operating lease cost for the year ended December 31, 2022, 2023 and 2024 were as follows:

	Year ended December 31
	2022	2023	2024
	US$ thousands
Operating lease costs (mainly plant and offices)	1,872	1,799	1,755
Variable lease payments not included in the lease liability	62	103	127
Short-term lease cost	273	248	239
Total operating lease cost	2,207	2,150	2,121

B.	Supplemental cash flow information related to operating leases was as follows:

	Year ended December 31
	2022	2023	2024
	US$ thousands
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	1,847	1,662	1,566
Right-of-use assets obtained in exchange for lease liabilities (non-cash):
Additions of operating leases	1,269	388	2,148
Termination of operating leases	-	(620)	-

C.	Supplemental balance sheet information related to operating leases was as follows:

	December 31
	2023	2024
	US$ thousands
Operating leases:
Operating leases right-of-use	6,466	6,942

Current operating lease liabilities	2,070	1,670
Non-current operating lease liabilities	3,877	4,797
Total operating lease liabilities	5,947	6,467

D.	Supplemental balance sheet information related to operating leases was as follows (cont’d):

	December 31
	2023	2024
	US$ thousands

Weighted average remaining lease term (years)	5.8	5.1

Weighted average discount rate	2.3%	3.3%

E.	Future lease payments under non-cancellable leases as of December 31, 2024 were as follows:

December 31, 2024
US$ thousands

2025	1,635
2026	1,551
2027	1,283
2028	1,219
2029	879
After 2029	318
Total operating lease payments	6,885
Less: imputed interest	(418)
Present value of lease liabilities	6,467